OTHER PAYABLES - Related Party (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
OTHER PAYABLES
Total	$ 239,260	¥ 1,563,002	¥ 2,609,486